Fair value of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss	$ 5,313	$ 4,949	$ 6,492
Total securities and other financial assets	198,801	236,297
Derivative financial instruments - assets	10,805	27,778
Total financial assets at fair value	209,606	264,075
Derivative financial instruments - liabilities	28,455	9,211
Total financial liabilities at fair value	28,455	9,211
Debt securities
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss	5,313	4,949
Level 1
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets	0	0
Derivative financial instruments - assets	0	0
Total financial assets at fair value	0	0
Derivative financial instruments - liabilities	0	0
Total financial liabilities at fair value	0	0
Level 1 | Debt securities
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss	0	0
Level 2
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets	193,488	231,348
Derivative financial instruments - assets	10,805	27,778
Total financial assets at fair value	204,293	259,126
Derivative financial instruments - liabilities	28,455	9,211
Total financial liabilities at fair value	28,455	9,211
Level 2 | Debt securities
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss	0	0
Level 3
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets	5,313	4,949
Derivative financial instruments - assets	0	0
Total financial assets at fair value	5,313	4,949
Derivative financial instruments - liabilities	0	0
Total financial liabilities at fair value	0	0
Level 3 | Debt securities
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss	5,313	4,949
Interest rate swaps
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	1,282	1,831
Derivative financial instruments - liabilities	538	1,774
Interest rate swaps | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Derivative financial instruments - liabilities	0	0
Interest rate swaps | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	1,282	1,831
Derivative financial instruments - liabilities	538	1,774
Interest rate swaps | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Derivative financial instruments - liabilities	0	0
Cross-currency swaps
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	9,523	25,947
Derivative financial instruments - liabilities	27,917	3,848
Cross-currency swaps | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Derivative financial instruments - liabilities	0	0
Cross-currency swaps | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	9,523	25,947
Derivative financial instruments - liabilities	27,917	3,848
Cross-currency swaps | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Derivative financial instruments - liabilities	0	0
Net investment hedges
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - liabilities		3,589
Net investment hedges | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - liabilities		0
Net investment hedges | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - liabilities		3,589
Net investment hedges | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - liabilities		0
Securities at FVOCI - Corporate debt
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	193,488	226,235
Securities at FVOCI - Corporate debt | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Securities at FVOCI - Corporate debt | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	193,488	226,235
Securities at FVOCI - Corporate debt | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 0	0
Securities at FVOCI - Sovereign debt
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income		5,113
Securities at FVOCI - Sovereign debt | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income		0
Securities at FVOCI - Sovereign debt | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income		5,113
Securities at FVOCI - Sovereign debt | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income		$ 0